Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator [3]			Assets that Were Subject of Demand 1 3			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period) 1 3			Demand in Dispute 1 2 3			Demand Withdrawn 2 3			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Sunset Mortgage Loan Trust, Series 2014-1

CIK # Not Applicable

		HUD	635	$109,046,538.75	100.00%	3	$366,893.02	0.34%	0	$0.00	0.00%	2	$294,734.81	0.27%	6	$556,728.51	0.51%	2	$365,568.57	0.34%	0	$0.00	0.00%
Total			635	$109,046,538.75	100.00%	3	$366,893.02	0.34%	0	$0.00	0.00%	2	$294,734.81	0.27%	6	$556,728.51	0.51%	2	$365,568.57	0.34%	0	$0.00	0.00%

¹	As disclosed herein three (3) assets were Subject of Demand; during the 3-month period ending 3/31/2015; two (2) assets were Pending Repurchase or Replacement (within cure period) and one (1) assets was in Dispute.
²	As disclosed in Q42014 filing seven (7) assets were Subject of Demand and were Pending Repurchase or Replacement (within cure period). As of 3/31/2015, five (5) assets were outside of the cure period and therefore being reported in Dispute; two (2) of the assets were Withdrawn as the seller and purchaser resolved the outstanding issues.
³	The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator [3]			Assets that Were Subject of Demand 1 3			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period) 1 3			Demand in Dispute 1 2 3			Demand Withdrawn [1] [3]			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Sunset Mortgage Loan Trust, Series 2014-2

CIK # Not Applicable

		HUD	659	$157,176,539.62	100.00%	8	$1,681,840.36	1.07%	0	$0.00	0.00%	3	$575,046.39	0.37%	5	$892,138.79	0.57%	4	$1,049,274.13	0.67%	0	$0.00	0.00%
Total			659	$157,176,539.62	100.00%	8	$1,681,840.36	1.07%	0	$0.00	0.00%	3	$575,046.39	0.37%	5	$892,138.79	0.57%	4	$1,049,274.13	0.67%	0	$0.00	0.00%

¹	As disclosed herein eight (8) assets were Subject of Demand during the 3-month period ending 3/31/2015; three (3) assets were Pending Repurchase or Replacement (within cure period), one (1) assets was in Dispute, and four (4) assets were Withdrawn.
²	As disclosed in Q42014 filing four (4) assets were Subject of Demand and were Pending Repurchase or Replacement (within cure period). As of 3/31/2015, the four (4) assets were outside of the cure period and therefore being reported in Dispute.
³	The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.